Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Deferred Tax Assets (Net) and Deferred Tax Liabilities (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income / (expense) recognised in profit or loss	₨ (2,797)	$ (37)	₨ (2,091)	₨ (1,714)
Compound financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	134		138	172
Income / (expense) recognised in profit or loss	19		(84)	(2)
Income / (expense) recognised in equity	(165)			(32)
Income / (expense) recognised in profit or loss on sale of subsidiary			80
Closing balance	(12)		134	138
Gain / (loss) on mark to market of derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	227		(1,671)	185
Income / (expense) recognised in profit or loss	284		(7)	0
Income / (expense) recognised in OCI	(48)		1,905	(1,856)
Closing balance	463		227	(1,671)
Difference in written down value of PPE as per books of account and tax laws
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(49,337)		(40,272)	(34,254)
Income / (expense) recognised in profit or loss	(14,253)		(8,782)	(6,018)
Income / (expense) recognised in profit or loss on sale of subsidiary	1,039		366
Addition through business combination			(649)
Closing balance	(62,551)		(49,337)	(40,272)
Unamortised ancillary borrowing cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(325)		(339)	(225)
Income / (expense) recognised in profit or loss	100		19	(114)
Income / (expense) recognised in profit or loss on sale of subsidiary	2
Addition through business combination			(5)
Closing balance	(223)		(325)	(339)
Provision for decommissioning cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	3,575		3,115	2,738
Income / (expense) recognised in profit or loss	(141)		482	377
Income / (expense) recognised in profit or loss on sale of subsidiary			(26)
Addition through business combination			4
Closing balance	3,434		3,575	3,115
Expected credit loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	148		44	27
Income / (expense) recognised in profit or loss	117		105	17
Income / (expense) recognised in profit or loss on sale of subsidiary	(10)		(1)
Closing balance	255		148	44
Fair value gain on financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	0		(9)	0
Income / (expense) recognised in profit or loss	(9)		(8)	(9)
Income / (expense) recognised in profit or loss on sale of subsidiary			17
Closing balance	(9)		0	(9)
Losses available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	34,019		28,098	23,038
Income / (expense) recognised in profit or loss	10,386		6,304	5,060
Income / (expense) recognised in OCI	798		(339)
Income / (expense) recognised in profit or loss on sale of subsidiary	(829)		(719)
Addition through business combination			675
Closing balance	44,374		34,019	28,098
MAT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	1,353		1,258	2,465
Income / (expense) recognised in profit or loss	604		95	(1,207)
Income / (expense) recognised in profit or loss on sale of subsidiary	(65)
Closing balance	1,892		1,353	1,258
Provision for operation and maintenance equalisation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	695		633	454
Income / (expense) recognised in profit or loss	(119)		60	179
Addition through business combination			2
Closing balance	576		695	633
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	210		342	352
Income / (expense) recognised in profit or loss	444		21	(10)
Income / (expense) recognised in profit or loss on sale of subsidiary			(157)
Addition through business combination			4
Closing balance	654		210	342
Financial guarantee contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	24
Income / (expense) recognised in profit or loss	(24)		24
Closing balance			24
Government grant (viability gap funding)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	181		244	255
Income / (expense) recognised in profit or loss	359		(63)	(11)
Income / (expense) recognised in profit or loss on sale of subsidiary	(128)
Closing balance	412		181	244
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(181)		(321)	(322)
Income / (expense) recognised in profit or loss	(491)		11	1
Income / (expense) recognised in profit or loss on sale of subsidiary			133
Addition through business combination			(4)
Closing balance	(672)		(181)	(321)
Option premium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance				(31)
Income / (expense) recognised in profit or loss				31
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	80		39	43
Income / (expense) recognised in profit or loss	(73)		39	(8)
Income / (expense) recognised in OCI	(3)		1	4
Income / (expense) recognised in profit or loss on sale of subsidiary	(3)
Addition through business combination			1
Closing balance	1		80	39
Deferred Tax Assets Or Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(9,197)		(8,701)	(5,103)
Income / (expense) recognised in profit or loss	(2,797)		(1,784)	(1,714)
Income / (expense) recognised in OCI	747		1,567	(1,852)
Income / (expense) recognised in equity	(165)			(32)
Income / (expense) recognised in profit or loss on sale of subsidiary	6		(307)
Addition through business combination			28
Closing balance	₨ (11,406)		₨ (9,197)	₨ (8,701)